Note 13 - Convertible Notes Payable (Tables)	12 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	September 30,
	2013	2012
10% convertible notes payable	$-	$1,800,000
6% convertible notes payable	-	5,000,000
Total	$-	$6,800,000